SCHEDULE OF PRO FORMA INFORMATION (Details) (Parenthetical) - $ / shares	Sep. 30, 2022	Mar. 31, 2022
Preferred stock, par value	$ 0.0001	$ 0.0001
Common stock, par value	$ 0.0001	0.0001
Pro Forma [Member]
Preferred stock, par value		0.0001
Common stock, par value		$ 0.0001